Summary of Significant Accounting Policies - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 13, 2023	Jun. 30, 2018
Summary of significant accounting policies [Line Items]
Erroneously Awarded Compensation Aggregate Amount		$ 194,000
Cash and cash equivalents	$ 75,317,000	87,804,000
Net working capital	17,550,000
Net cash (used in) provided by operating activities - continuing operations	(875,000)	740,000	$ 6,807,000
Net cash provided by (used in) provided by operating activities	786,000	(2,358,000)	(5,272,000)
Cash equivalents, at carrying value	$ 0	$ 0
Weighted Average Remaining Useful Life (Years)	10 months 2 days	1 year 10 months 28 days
Impairment, long-lived assets	$ 0	$ 0
Transaction-related costs	0	19,288,000	502,000
Advertising expense	3,711,000	7,208,000	11,343,000
Accrued Severance	547,000	0	0
Discontinued Operations
Summary of significant accounting policies [Line Items]
Advertising expense	$ 448,000	12,000	$ 0
Minimum
Summary of significant accounting policies [Line Items]
Weighted Average Remaining Useful Life (Years)	2 years
Minimum | Internal use software
Summary of significant accounting policies [Line Items]
Estimated Useful Life	3 years
Maximum
Summary of significant accounting policies [Line Items]
Weighted Average Remaining Useful Life (Years)	10 years
Maximum | Internal use software
Summary of significant accounting policies [Line Items]
Estimated Useful Life	5 years
Three Years
Summary of significant accounting policies [Line Items]
Standard product warranty, duration	3 years
Five Years
Summary of significant accounting policies [Line Items]
Standard product warranty, duration	5 years
Seven Years
Summary of significant accounting policies [Line Items]
Standard product warranty, duration	7 years
The Credit Facility Mature On January 2028 | Revolver
Summary of significant accounting policies [Line Items]
Line of credit facility, maximum borrowing capacity					$ 50,000,000
Revolver | Revolver
Summary of significant accounting policies [Line Items]
Line of credit facility, maximum borrowing capacity					$ 35,000,000
Revolver | Revolver | Revolving Credit Facility
Summary of significant accounting policies [Line Items]
Debt instrument, unused borrowing capacity, amount	$ 8,608,000	$ 20,473,000
GEH Singapore | eLMTree
Summary of significant accounting policies [Line Items]
Business acquisition, percentage of voting interests acquired				85.00%